PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid R&D costs	$ 447,979	$ 383,390
Prepaid insurance	401,972	508,084
Prepaid expense	8,500	8,500
Deferred offering costs	32,583
Total	891,034	899,974
Less: Short-term portion	(591,034)	(516,584)
Long-term portion	$ 300,000	$ 383,390